Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances with banks	R$ 151,053,972	R$ 122,521,755
Financial assets at fair value through profit or loss	387,598,377	301,899,028
Financial assets at fair value through other comprehensive income	212,849,606	215,588,278
Financial assets at amortized cost
- Loans and advances to financial institutions, net of provision for expected losses	205,102,659	122,488,329
- Loans and advances to customers, net of provision for expected losses	579,501,819	602,418,607
- Securities, net of provision for expected losses	175,207,077	211,611,074
- Other financial assets	56,958,860	65,705,559
Non-current assets held for sale	1,328,530	1,236,931
Investments in associates and joint ventures	9,616,840	8,970,513
Property and equipment	11,118,009	11,971,122
Intangible assets and goodwill	22,107,146	18,799,813
Current income and other tax assets	12,964,018	14,440,840
Deferred income tax assets	92,518,924	84,214,585
Other assets	9,597,412	10,422,358
Total assets	1,927,523,249	1,792,288,792
Liabilities at amortized cost
- Deposits from banks	323,422,783	281,948,038
- Deposits from customers	621,934,680	590,682,206
- Securities issued	244,966,258	222,257,328
- Subordinated debts	50,337,854	52,241,332
- Other financial liabilities	82,619,532	92,556,433
Financial liabilities at fair value through profit or loss	15,542,220	13,341,324
Other financial instruments with credit risk exposure
- Loan Commitments	2,274,316	2,997,091
- Financial guarantees	1,202,614	1,768,949
Insurance contract liabilities	344,792,222	304,755,965
Other provisions	22,337,844	22,647,973
Current income tax liabilities	1,546,656	1,593,037
Deferred income tax liabilities	1,607,527	1,633,292
Other liabilities	47,924,619	43,854,987
Total liabilities	1,760,509,125	1,632,277,955
Equity
Capital	87,100,000	87,100,000
Treasury shares		(224,377)
Capital reserves	35,973	35,973
Profit reserves	76,730,043	73,143,422
Additional paid-in capital	70,496	70,496
Accumulated other comprehensive income	3,159,773	(718,287)
Retained earnings	(765,320)	127,704
Equity attributable to shareholders of the parent	166,330,965	159,534,931
Non-controlling interests	683,159	475,906
Total equity	167,014,124	160,010,837
Total equity and liabilities	R$ 1,927,523,249	R$ 1,792,288,792